Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit after tax	£ 709	£ 1,164	£ 1,300
Non-cash items included in profit:
- Depreciation and amortisation	545	378	354
- Provisions for other liabilities and charges	443	260	393
- Impairment losses	238	189	257
- Corporation tax charge	272	403	514
- Other non-cash items	(345)	(68)	(218)
- Pension charge for defined benefit pension schemes	35	81	32
Corporation taxes paid	(309)	(445)	(484)
Effects of exchange rate differences	(1,445)	1,731	(574)
Adjustments to reconcile profit (loss)	1,188	1,243	1,332
Net change in operating assets and liabilities:
- Cash and balances at central banks	(84)	(161)	(25)
- Trading assets	0	24,528	(941)
- Derivative assets	1,959	14,621	5,529
- Other financial assets at fair value through profit or loss	1,637	(3,467)	25
- Loans and advances to banks and customers	(605)	(8,221)	(1,829)
- Other assets	240	203	(246)
- Deposits by banks and customers	2,225	1,845	8,805
- Derivative liabilities	115	(16,018)	(5,490)
- Trading liabilities	0	(31,101)	15,017
- Other financial liabilities at fair value through profit or loss	(959)	4,480	717
- Debt securities in issue	(548)	(2,760)	132
- Other liabilities	(600)	(824)	(1,388)
Net change in operating assets and liabilities	3,380	(16,875)	20,306
Net cash flows from operating activities	3,523	(13,182)	21,880
Cash flows from investing activities
Investments in other entities	0	(66)
Purchase of property, plant and equipment and intangible assets	(510)	(699)	(542)
Proceeds from sale of property, plant and equipment and intangible assets	108	26	52
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income	(5,013)	(7,002)	(726)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income	8,300	3,816	2,032
Net cash flows from investing activities	2,885	(3,925)	816
Cash flows from financing activities
Issue of other equity instruments	500		500
Issuance costs of other equity instruments	0		(4)
Issue of debt securities and subordinated notes	4,145	13,329	8,748
Issuance costs of debt securities and subordinated notes	(15)	(31)	(23)
Repayment of debt securities	(7,969)	(6,303)	(13,763)
Repurchase of non-controlling interests	(318)
Dividends paid on ordinary shares	(262)	(1,123)	(829)
Dividends paid on other equity instruments	(142)	(145)	(135)
Dividends paid on non-controlling interests	(30)	(40)	(37)
Net cash flows from financing activities	(4,091)	5,687	(5,543)
Change in cash and cash equivalents	2,317	(11,420)	17,153
Cash and cash equivalents at beginning of the year	30,969	42,228	25,709
Effects of exchange rate changes on cash and cash equivalents	(53)	161	(634)
Cash and cash equivalents at the end of the year	33,233	30,969	42,228
Cash and cash equivalents consist of:
Cash and balances at central banks	26,395	24,180	32,771
Less: regulatory minimum cash balances	(720)	(636)	(395)
Cash and bank balances at central banks less regulatory minimum cash balances	25,675	23,544	32,376
Net trading other cash equivalents	0		5,953
Net non-trading other cash equivalents	7,558	7,425	3,899
Cash and cash equivalents at the end of the year	33,233	30,969	42,228
Santander UK Group Holdings plc [member]
Cash flows from operating activities
Profit after tax	449	1,280
Non-cash items included in profit:
Corporation taxes paid	0	(28)
Effects of exchange rate differences	(371)	419
Adjustments to reconcile profit (loss)	3	(75)
Net change in operating assets and liabilities:
Net change in operating assets and liabilities	370	(2,604)
Net cash flows from operating activities	451	(1,008)
Cash flows from investing activities
Investments in other entities	(200)	(377)
Net cash flows from investing activities	(200)	(377)
Cash flows from financing activities
Issue of other equity instruments	500
Issuance costs of other equity instruments	0
Issue of debt securities and subordinated notes	0	2,679
Issuance costs of debt securities and subordinated notes	0
Repayment of debt securities	0	(21)
Repurchase of other equity instruments	(304)
Dividends paid on ordinary shares	(262)	(1,123)
Dividends paid on other equity instruments	(142)	(145)
Net cash flows from financing activities	(208)	1,390
Change in cash and cash equivalents	43	5
Cash and cash equivalents at beginning of the year	8	3
Cash and cash equivalents at the end of the year	51	8	3
Cash and cash equivalents consist of:
Cash and cash equivalents at the end of the year	£ 51	£ 8	£ 3